Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 12, 2015	May. 31, 2015	Jul. 01, 2014
Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 250,000,000
Revolving Credit Facility, Letters of Credit, and Incremental Commitments [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 1,000,000,000
Federal Funds Rate [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
LIBOR [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Canadian Dealer Offered Rate [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Minimum [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Commitment fee percentage	0.375%
Maximum [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
Subsequent Event [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Amount drawn under the revolving credit facility		$ 79,000,000
Term Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 313,000,000
Limited Recourse Term Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 31,000,000
Interest rate percentage			4.52%